VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET - Finance Lease Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cost
Balance at December 31, 2019	$ 484,065
Additions	45
Lease termination	(40,412)
Trafigura asset acquisition	(339,818)
Balance at June 30, 2020	103,880
Accumulated Depreciation
Balance at December 31, 2019	(65,675)
Lease termination	20,682
Trafigura asset acquisition	6,267
Depreciation	(7,282)	$ (5,967)
Balance at June 30, 2020	(46,008)
Net Carrying Value	$ 57,872		$ 418,390